Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in property, plant and equipment
Opening amount	£ 254,439,000	£ 246,032,000
Additions	5,607,000	21,142,000
Depreciation charge	(12,987,000)	(12,735,000)	£ (11,569,000)
Closing amount	247,059,000	254,439,000	246,032,000
Net book amount of property, plant and equipment pledged as security	213,452,000	211,296,000
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	388,863,000	368,632,000
Closing amount	390,824,000	388,863,000	368,632,000
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(134,424,000)	(122,600,000)
Closing amount	(143,765,000)	(134,424,000)	(122,600,000)
Property
Reconciliation of changes in property, plant and equipment
Opening amount	214,465,000	215,826,000
Additions	721,000	1,919,000
Transfers	7,366,000
Depreciation charge	(3,432,000)	(3,280,000)
Closing amount	219,120,000	214,465,000	215,826,000
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	270,900,000	268,981,000
Closing amount	278,987,000	270,900,000	268,981,000
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(56,435,000)	(53,155,000)
Closing amount	(59,867,000)	(56,435,000)	(53,155,000)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount	5,761,000	5,157,000
Additions	3,091,000	3,440,000
Depreciation charge	(3,507,000)	(2,836,000)
Closing amount	5,345,000	5,761,000	5,157,000
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	38,222,000	34,845,000
Closing amount	38,309,000	38,222,000	34,845,000
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(32,461,000)	(29,688,000)
Closing amount	(32,964,000)	(32,461,000)	(29,688,000)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount	34,213,000	25,049,000
Additions	1,795,000	15,783,000
Transfers	(7,366,000)
Depreciation charge	(6,048,000)	(6,619,000)
Closing amount	22,594,000	34,213,000	25,049,000
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	79,741,000	64,806,000
Closing amount	73,528,000	79,741,000	64,806,000
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(45,528,000)	(39,757,000)
Closing amount	£ (50,934,000)	£ (45,528,000)	£ (39,757,000)